SHARE CAPITAL, ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHARE CAPITAL, ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS
In May 2025, at the 2025 Annual General Meeting of Shareholders ("AGM"), the Company's shareholders approved the reduction of the Company's Share Premium Account (Recognized as Additional paid-in capital in the Consolidated Statements of Changes in Shareholders’ Equity) of the Company by $200.0 million; and credit the same amount resulting from the reduction to the Company’s Contributed Surplus account, with effect from May 8 2025. The purpose of this proposal is primarily to increase the ability of the Company to make distributions to its Shareholders.
The Company had an issued share capital at June 30, 2025 of $0.5 million divided into 54,520,325 ordinary shares, par value $0.01 per share (December 31, 2024: $0.5 million divided into 54,520,325 ordinary shares, par value $0.01 per share).
As at June 30, 2025, the Company had Additional Paid in Capital of $704.3 million (December 31, 2024: $904.3 million).
In the six months ended June 30, 2025, the Company paid a cash distribution out of the Company's Contributed Surplus account of $0.75 per for the fourth quarter of 2024 and first quarter of 2025. As at June 30, 2025, the Company had Contributed Surplus of $302.4 million (December 31, 2024: $183.5 million).